Derivative Liability (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative liabilty from issuance of convertible debt and warrant	$ 301,739
Derivative liability	673,376	$ 1,250,581
Gain on derivative liability	$ 1,718,816
Derivative Liability [Member]
Derivative liabilty from issuance of convertible debt and warrant		1,256,481
Derivative liability		1,250,581
Gain on derivative liability		$ 5,900